CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 19, 2016	Sep. 30, 2016
Common Stock, Par or Stated Value Per Share		$ 1
Common Stock, Shares Authorized	50,000,000	9,000,000	50,000,000
Common Stock, Shares, Issued	13,068,346		9,000,000
Common Stock, Shares, Outstanding	13,068,346		9,000,000
Parent Company [Member]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 1	$ 0.001
Common Stock, Shares Authorized	50,000,000	9,000,000	50,000,000
Common Stock, Shares, Issued	13,068,346		9,000,000
Common Stock, Shares, Outstanding	13,068,346		9,000,000